Summarized Balance Sheets Financial Information of Citizens Holding Company (Detail) (USD $)	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
ASSETS
Other assets	$ 7,090,551		$ 8,140,029
Total assets	880,839,898		853,945,454
Liabilities
Other liabilities	1,375,831		1,349,360
Stockholders' equity	88,868,830		86,079,217		76,295,096	74,597,464
Total liabilities and stockholders' equity	880,839,898		853,945,454
Citizens Holding Company
ASSETS
Cash	1,657,268	[1]	1,416,801	[1]	1,351,489	1,065,630
Investment in bank subsidiary	86,885,774	[1]	84,377,402	[1]
Other assets	326,188	[1]	285,414	[1]
Total assets	88,869,230		86,079,617
Liabilities
Other liabilities	400		400
Stockholders' equity	88,868,830		86,079,217
Total liabilities and stockholders' equity	$ 88,869,230		$ 86,079,617

[1]	Fully or partially eliminates in consolidation.